Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory	Note 3 – Inventory Inventory consists of the following components:

	December 31,	December 31,
	2022	2021
Finished goods	$103,297	$249,659
Raw materials	54,756	186,746
Total Inventory	$158,053	$436,405